Investments - Long-term Investments - Additional information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule Of Investments [Abstract]
Carrying amount of cost method investments	$ 68.59	415.20	269.42
Carrying amount of equity method investments	36.27	219.58	20.35
Impairment charges on long-term investments	$ 2.89	17.52	169.18	47.89